Selected Account Information (Details) - Schedules of Receivables - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedules of Receivables [Abstract]
Trade accounts receivable	$ 6,924,822	$ 4,867,749
Vendor rebates receivable	6,060	460
Credit card payments in process of settlement		102,917	$ 116,187
Retainage	1,241,919	603,442	803,989
Total receivables	8,172,801	5,574,568
Allowance for doubtful accounts	(405,172)	(359,000)
Total receivables, net	$ 7,767,629	$ 5,215,568	$ 3,378,996